Basis of preparation and significant accounting policies	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation and significant accounting policies

1	Basis of preparation and significant accounting policies

1.1	Basis of preparation

(a)	Compliance with International Financial Reporting Standards
The consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings have been prepared in accordance with IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee, and as endorsed by the European Union (‘EU’). At 31 December 2017, there were no unendorsed standards effective for the year ended 31 December 2017 affecting these consolidated and separate financial statements, and HSBC’s application of IFRSs results in no differences between IFRSs as issued by the IASB and IFRSs as endorsed by the EU.
Standards adopted during the year ended 31 December 2017
HSBC has adopted the requirements of IFRS 9 ‘Financial Instruments’ relating to the presentation of gains and losses on financial liabilities designated at fair value from 1 January 2017 in the consolidated financial statements. As a result, the effects of changes in those liabilities’ credit risk is presented in other comprehensive income with the remaining effect presented in profit or loss. As permitted by the transitional requirements of IFRS 9, comparatives have not been restated. Adoption increased profit after tax by $2,024m and basic and diluted earnings per share by $0.10 with the opposite effect on other comprehensive income and no effect on net assets. These requirements were adopted in the separate financial statements of HSBC Holdings in 2016.
There were no other new standards applied in 2017. However, during 2017, HSBC adopted a number of interpretations and amendments to standards which had an insignificant effect on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings.

(b)	Differences between IFRSs and Hong Kong Financial Reporting Standards
There are no significant differences between IFRSs and Hong Kong Financial Reporting Standards in terms of their application to HSBC, and consequently there would be no significant differences had the financial statements been prepared in accordance with Hong Kong Financial Reporting Standards. The Notes on the Financial Statements, taken together with the Report of the Directors, include the aggregate of all disclosures necessary to satisfy IFRSs and Hong Kong reporting requirements.

(c)	Future accounting developments
Minor amendments to IFRSs
The IASB has published a number of minor amendments to IFRSs which are effective from 1 January 2018 and 2019, some of which have been endorsed for use in the EU. HSBC expects they will have an insignificant effect, when adopted, on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. HSBC has not early adopted any of the amendments effective after 31 December 2017, except the requirements of IFRS 9 ‘Financial Instruments’ relating to the presentation of gains and losses on financial liabilities designated at fair value which was adopted from 1 January 2017.
Major new IFRSs
The IASB has published IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’, IFRS 16 ‘Leases’ and IFRS 17 ‘Insurance contracts’. IFRS 9 , IFRS 15 and IFRS 16 have been endorsed for use in the EU and IFRS 17 has not yet been endorsed.
IFRS 9 ‘Financial Instruments’
In July 2014, the IASB issued IFRS 9 ‘Financial Instruments’, which is the comprehensive standard to replace IAS 39 ‘Financial Instruments: Recognition and Measurement’, and includes requirements for classification and measurement of financial assets and liabilities, impairment of financial assets and hedge accounting.
Classification and measurement
The classification and measurement of financial assets will depend on how these are managed (the entity’s business model) and their contractual cash flow characteristics. These factors determine whether the financial assets are measured at amortised cost, fair value through other comprehensive income (‘FVOCI’) or fair value through profit or loss (‘FVPL’). The combined effect of the application of the business model and the contractual cash flow characteristics tests may result in some differences in the population of financial assets measured at amortised cost or fair value compared with IAS 39. In addition, on transition to IFRS 9 entities are required to revoke previous designations of financial assets and financial liabilities measured at fair value through profit or loss where the accounting mismatch no longer exists and are permitted to revoke such designations where accounting mismatches continue to exist.
Impairment
The impairment requirements apply to financial assets measured at amortised cost and FVOCI, lease receivables, and certain loan commitments and financial guarantee contracts. At initial recognition, an impairment allowance (or provision in the case of commitments and guarantees) is required for expected credit losses (‘ECL’) resulting from default events that are possible within the next 12 months (’12-month ECL’). In the event of a significant increase in credit risk, an allowance (or provision) is required for ECL resulting from all possible default events over the expected life of the financial instrument (‘lifetime ECL’). Financial assets where 12-month ECL is recognised are in ‘stage 1’; financial assets that are considered to have experienced a significant increase in credit risk are in ‘stage 2’; and financial assets for which there is objective evidence of impairment, so are considered to be in default or otherwise credit impaired, are in ‘stage 3’.
The assessment of credit risk and the estimation of ECL are required to be unbiased and probability-weighted, and should incorporate all available information relevant to the assessment, including information about past events, current conditions and reasonable and supportable forecasts of economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money. As a result, the recognition and measurement of impairment is intended to be more forward-looking than under IAS 39, and the resulting impairment charge may be more volatile. IFRS 9 may also result in an increase in the total level of impairment allowances, since all financial assets will be assessed for at least 12-month ECL and the population of financial assets to which lifetime ECL applies is likely to be larger than the population for which there is objective evidence of impairment in accordance with IAS 39.
Hedge accounting
The general hedge accounting requirements aim to simplify hedge accounting, creating a stronger link with risk management strategy and permitting hedge accounting to be applied to a greater variety of hedging instruments and risks. However, they do not explicitly address macro hedge accounting strategies, which are particularly important for banks. As a result, IFRS 9 includes an accounting policy choice to remain with IAS 39 hedge accounting.
Transitional impact
With the exception of the provisions relating to the presentation of gains and losses on financial liabilities designated at fair value, which were adopted from 1 January 2017, the requirements of IFRS 9 ‘Financial Instruments’ will be adopted from 1 January 2018. IFRS 9 includes an accounting policy choice to continue IAS 39 hedge accounting, which HSBC has exercised, although it will implement the revised hedge accounting disclosures required by the related amendments to IFRS 7 ‘Financial Instruments: Disclosures’. The classification and measurement and impairment requirements are applied retrospectively by adjusting the opening balance sheet at the date of initial application, with no requirement to restate comparative periods. HSBC does not intend to restate comparatives. For the consolidated financial statements of HSBC, adoption is expected to reduce net assets at 1 January 2018 by $1.0bn, with the classification and measurement changes increasing net assets by $0.9bn and impairment reducing net assets by $2.2bn, net of deferred tax of $0.3bn. As a consequence, common equity tier 1 capital is expected to increase by $1.2bn, applying regulatory transitional arrangements, and by $0.2bn on a fully loaded basis. For the separate financial statements of HSBC Holdings, adoption is expected to increase net assets at 1 January 2018 by $0.9bn, net of deferred tax, as a result of classification and measurement changes. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change until the Group finalises its financial statements for the year ending 31 December 2018.
IFRS 15 ‘Revenue from Contracts with Customers’
In May 2014, the IASB issued IFRS 15 ‘Revenue from Contracts with Customers’ and it is effective for annual periods beginning on or after 1 January 2018. IFRS 15 provides a principles-based approach for revenue recognition, and introduces the concept of recognising revenue for performance obligations as they are satisfied. HSBC will adopt the standard on its mandatory effective date, and the standard will be applied on a retrospective basis, recognising the cumulative effect, if any, of initially applying the standard as an adjustment to the opening balance of retained earnings. HSBC has assessed the impact of IFRS 15 and expects that the standard will have no significant effect, when applied, on the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings.
IFRS 16 ‘Leases’
In January 2016, the IASB issued IFRS 16 ‘Leases’ with an effective date for annual periods beginning on or after 1 January 2019. IFRS 16 results in lessees accounting for most leases within the scope of the standard in a manner similar to the way in which finance leases are currently accounted for under IAS 17 ‘Leases’. Lessees will recognise a ‘right of use’ asset and a corresponding financial liability on the balance sheet. The asset will be amortised over the length of the lease, and the financial liability measured at amortised cost. Lessor accounting remains substantially the same as under IAS 17. HSBC is currently assessing the impact of IFRS 16, and it is not practicable to quantify the effect at the date of the publication of these financial statements. Existing operating lease commitments are set out in Note 33.
IFRS 17 ‘Insurance contracts’
IFRS 17 ‘Insurance contracts’ was issued in May 2017, and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is effective from 1 January 2021, and HSBC is considering its impact.

(d)	Foreign currencies
HSBC’s consolidated financial statements are presented in US dollars because the US dollar and currencies linked to it form the major currency bloc in which HSBC transacts and funds its business. The US dollar is also HSBC Holdings’ functional currency because the US dollar and currencies linked to it are the most significant currencies relevant to the underlying transactions, events and conditions of its subsidiaries, as well as representing a significant proportion of its funds generated from financing activities.
Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet date except non-monetary assets and liabilities measured at historical cost which are translated using the rate of exchange at the initial transaction date. Exchange differences are included in other comprehensive income or in the income statement depending on where the gain or loss on the underlying item is recognised.
In the consolidated financial statements, the assets, liabilities and results of foreign operations whose functional currency is not US dollars are translated into the Group’s presentation currency at the reporting date. Exchange differences arising are recognised in other comprehensive income. On disposal of a foreign operation, exchange differences previously recognised in other comprehensive income are reclassified to the income statement.

(e)	Presentation of information
Certain disclosures required by IFRSs have been included in the audited sections of this Annual Report and Accounts as follows:

•	segmental disclosures are included in the ‘Report of the Directors: Financial Review’ on pages 32 to 85;

•	disclosures concerning the nature and extent of risks relating to insurance contracts and financial instruments are included in the ‘Report of the Directors: Risk’ on pages 95 to 161;

•	capital disclosures are included in the ‘Report of the Directors: Capital’ on pages 162 to 165; and

•	disclosures relating to HSBC’s securitisation activities and structured products are included in the ‘Report of the Directors: Risk’ on pages 95 to 161.
In accordance with its policy to provide disclosures that help investors and other stakeholders understand the Group’s performance, financial position and changes to them, the information provided in the Notes on the Financial Statements and the Report of the Directors goes beyond the minimum levels required by accounting standards, statutory and regulatory requirements and listing rules. In addition, HSBC follows the UK Finance Disclosure Code (‘the UKF Disclosure Code’). The UKF Disclosure Code aims to increase the quality and comparability of UK banks’ disclosures and sets out five disclosure principles together with supporting guidance agreed in 2010. In line with the principles of the UKF Disclosure Code, HSBC assesses good practice recommendations issued from time to time by relevant regulators and standard setters, and will assess the applicability and relevance of such guidance, enhancing disclosures where appropriate.

(f)	Critical accounting estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items highlighted as the critical accounting estimates and judgements in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of HSBC’s accounting policies which contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.

(g)	Segmental analysis
HSBC’s chief operating decision-maker is the Group Chief Executive, supported by the rest of the Group Management Board (‘GMB’), which operates as a general management committee under the direct authority of the Board. Operating segments are reported in a manner consistent with the internal reporting provided to the Group Chief Executive and the GMB.
Measurement of segmental assets, liabilities, income and expenses is in accordance with the Group’s accounting policies. Segmental income and expenses include transfers between segments, and these transfers are conducted at arm’s length. Shared costs are included in segments on the basis of the actual recharges made.

(h)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows and capital resources.

1.2	Summary of significant accounting policies

(a)	Consolidation and related policies
Investments in subsidiaries
Where an entity is governed by voting rights, HSBC consolidates when it holds, directly or indirectly, the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities and whether power is held as agent or principal.
Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets. This election is made for each business combination.
HSBC Holdings’ investments in subsidiaries are stated at cost less impairment losses.
Goodwill
Goodwill is allocated to cash-generating units (‘CGUs’) for the purpose of impairment testing, which is undertaken at the lowest level at which goodwill is monitored for internal management purposes. HSBC’s CGUs are based on geographical regions subdivided by global business, except for Global Banking and Markets, for which goodwill is monitored on a global basis.
Impairment testing is performed at least once a year, or whenever there is an indication of impairment, by comparing the recoverable amount of a CGU with its carrying amount.
Goodwill is included in a disposal group if the disposal group is a CGU to which goodwill has been allocated or it is an operation within such a CGU. The amount of goodwill included in a disposal group is measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.
Critical accounting estimates and judgements

The review of goodwill for impairment reflects management’s best estimate of the future cash flows of the CGUs and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:
•
The future cash flows of the CGUs are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
•
The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of capital assigned to individual CGUs. The cost of capital percentage is generally derived from a capital asset pricing model, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control. They are therefore subject to uncertainty and require the exercise of significant judgement.
The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. In such circumstances, management retests goodwill for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management’s best estimate of future business prospects.

HSBC sponsored structured entities
HSBC is considered to sponsor another entity if, in addition to ongoing involvement with the entity, it had a key role in establishing that entity or in bringing together relevant counterparties so the transaction that is the purpose of the entity could occur. HSBC is generally not considered a sponsor if the only involvement with the entity is merely administrative.
Interests in associates and joint arrangements
Joint arrangements are investments in which HSBC, together with one or more parties, has joint control. Depending on HSBC’s rights and obligations, the joint arrangement is classified as either a joint operation or a joint venture. HSBC classifies investments in entities over which it has significant influence, and that are neither subsidiaries nor joint arrangements, as associates.
HSBC recognises its share of the assets, liabilities and results in a joint operation. Investments in associates and interests in joint ventures are recognised using the equity method. The attributable share of the results and reserves of joint ventures and associates are included in the consolidated financial statements of HSBC based on either financial statements made up to 31 December or pro-rated amounts adjusted for any material transactions or events occurring between the date the financial statements are available and
31 December.
Investments in associates and joint ventures are assessed at each reporting date and tested for impairment when there is an indication that the investment may be impaired. Goodwill on acquisitions of interests in joint ventures and associates is not tested separately for impairment, but is assessed as part of the carrying amount of the investment.
Critical accounting estimates and judgements

Impairment testing of investments in associates involves significant judgement in determining the value in use, and in particular estimating the present values of cash flows expected to arise from continuing to hold the investment. The most significant judgements relate to the impairment testing of our investment in Bank of Communications Co., Limited (‘BoCom’). Key assumptions used in estimating BoCom’s value in use, the sensitivity of the value in use calculation to different assumptions and a sensitivity analysis that shows the changes in key assumptions that would reduce the excess of value in use over the carrying amount (the ‘headroom’) to nil are described in Note 17.

(b)	Income and expense
Operating income
Interest income and expense
Interest income and expense for all financial instruments, excluding those classified as held for trading or designated at fair value are recognised in ‘Interest income’ and ‘Interest expense’ in the income statement using the effective interest method. However, as an exception to this, interest on debt securities issued by HSBC that are designated under the fair value option and derivatives managed in conjunction with those debt securities are included in interest expense.
Interest on impaired financial assets is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.
Non-interest income and expense
Fee income is earned from a diverse range of services provided by HSBC to its customers. Fee income is accounted for as follows:

•
Income earned on the execution of a significant act is recognised as revenue when the act is completed (for example, fees arising from negotiating a transaction, such as the acquisition of shares, for a third party); and

•	Income earned from the provision of services is recognised as revenue as the services are provided (for example, asset management services).
Net trading income comprises all gains and losses from changes in the fair value of financial assets and financial liabilities held for trading, together with the related interest income, expense and dividends.
Dividend income is recognised when the right to receive payment is established. This is the ex-dividend date for listed equity securities, and usually the date when shareholders approve the dividend for unlisted equity securities.
‘Net income/(expense) from financial instruments designated at fair value’ includes all gains and losses from changes in the fair value of financial assets and liabilities designated at fair value through profit or loss, including derivatives that are managed in conjunction with those financial assets and liabilities, and liabilities under investment contracts. Interest income, interest expense and dividend income in respect of those financial instruments are also included, except for interest arising from debt securities issued by HSBC and derivatives managed in conjunction with those debt securities, which is recognised in ‘Interest expense’.
The accounting policies for insurance premium income are disclosed in Note 1.2(f).

(c)	Valuation of financial instruments
All financial instruments are initially recognised at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, if there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a quoted price in an active market or a valuation technique that uses only data from observable markets, HSBC recognises the difference as a trading gain or loss at inception (a ‘day 1 gain or loss’). In all other cases, the entire day 1 gain or loss is deferred and recognised in the income statement over the life of the transaction either until the transaction matures or is closed out, the valuation inputs become observable or HSBC enters into an offsetting transaction.
The fair value of financial instruments is generally measured on an individual basis. However, in cases where HSBC manages a group of financial assets and liabilities according to its net market or credit risk exposure, the fair value of the group of financial instruments is measured on a net basis but the underlying financial assets and liabilities are presented separately in the financial statements, unless they satisfy the IFRS offsetting criteria.
Critical accounting estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are valued on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them the measurement of fair value is more judgemental. An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, a significant proportion of the instrument’s inception profit or greater than 5% of the instrument’s valuation is driven by unobservable inputs. ‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

(d)	Financial instruments measured at amortised cost
Loans and advances to banks and customers, held-to-maturity investments and most financial liabilities are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transactions costs. If the initial fair value is lower than the cash amount advanced, such as in the case of some leveraged finance and syndicated lending activities, the difference is deferred and recognised over the life of the loan (as described in sub-section (c) above) through the recognition of interest income, unless the loan becomes impaired.
HSBC may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be held for trading, the commitment to lend is recorded as a derivative. When HSBC intends to hold the loan, a provision on the loan commitment is only recorded where it is probable that HSBC will incur a loss.
Impairment of loans and advances
Losses for impaired loans are recognised when there is objective evidence that impairment of a loan or portfolio of loans has occurred. Losses which may arise from future events are not recognised.
Individually assessed loans and advances
The factors considered in determining whether a loan is individually significant for the purposes of assessing impairment include the size of the loan, the number of loans in the portfolio, the importance of the individual loan relationship and how this is managed. Loans that are determined to be individually significant will be individually assessed for impairment, except when volumes of defaults and losses are sufficient to justify treatment under a collective methodology.
Loans considered as individually significant are typically to corporate and commercial customers, are for larger amounts and are managed on an individual basis. For these loans, HSBC considers on a case-by-case basis at each balance sheet date whether there is any objective evidence that a loan is impaired.
The determination of the realisable value of security is based on the most recently updated market value at the time the impairment assessment is performed. The value is not adjusted for expected future changes in market prices, though adjustments are made to reflect local conditions such as forced sale discounts.
Impairment losses are calculated by discounting the expected future cash flows of a loan, which include expected future receipts of contractual interest, at the loan’s original effective interest rate or an approximation thereof, and comparing the resultant present value with the loan’s current carrying amount.
Collectively assessed loans and advances
Impairment is assessed collectively to cover losses which have been incurred but have not yet been identified on loans subject to individual assessment or for homogeneous groups of loans that are not considered individually significant, which are generally retail lending portfolios.
Incurred but not yet identified impairment
Individually assessed loans for which no evidence of impairment has been specifically identified on an individual basis are grouped together according to their credit risk characteristics for a collective impairment assessment. This assessment captures impairment losses that HSBC has incurred as a result of events occurring before the balance sheet date that HSBC is not able to identify on an individual loan basis, and that can be reliably estimated. When information becomes available that identifies losses on individual loans within a group, those loans are removed from the group and assessed individually.
Homogeneous groups of loans and advances
Statistical methods are used to determine collective impairment losses for homogeneous groups of loans not considered individually significant. The methods used to calculate collective allowances are set out below:

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When appropriate empirical information is available, HSBC utilises roll-rate methodology, which employs statistical analyses of historical data and experience of delinquency and default to reliably estimate the amount of the loans that will eventually be written off as a result of events occurring before the balance sheet date. Individual loans are grouped using ranges of past due days, and statistical estimates are made of the likelihood that loans in each range will progress through the various stages of delinquency and become irrecoverable. Additionally, individual loans are segmented based on their credit characteristics, such as industry sector, loan grade or product. In applying this methodology, adjustments are made to estimate the periods of time between a loss event occurring, for example because of a missed payment, and its confirmation through write-off (known as the loss identification period). Current economic conditions are also evaluated when calculating the appropriate level of allowance required to cover inherent loss. In certain highly developed markets, models also take into account behavioural and account management trends as revealed in, for example, bankruptcy and rescheduling statistics.

•
When the portfolio size is small or when information is insufficient or not reliable enough to adopt a roll-rate methodology, HSBC adopts a basic formulaic approach based on historical loss rate experience, or a discounted cash flow model. Where a basic formulaic approach is undertaken, the period between a loss event occurring and its identification is estimated by local management, and is typically between six and 12 months.

Write-off of loans and advances
Loans and the related impairment allowance accounts are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security. In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Reversals of impairment
If the amount of an impairment loss decreases in a subsequent period, and the decrease can be related objectively to an event occurring after the impairment was recognised, the excess is written back by reducing the loan impairment allowance account accordingly. The write-back is recognised in the income statement.
Assets acquired in exchange for loans
When non-financial assets acquired in exchange for loans as part of an orderly realisation are held for sale, these assets are recorded as ‘Assets held for sale.’
Renegotiated loans
Loans subject to collective impairment assessment whose terms have been renegotiated are no longer considered past due, but are treated as up-to-date loans for measurement purposes once a minimum number of required payments has been received. Where collectively assessed loan portfolios include significant levels of renegotiated loans, these loans are segregated from other parts of the loan portfolio for the purposes of collective impairment assessment to reflect their risk profile. Loans subject to individual impairment assessment, whose terms have been renegotiated, are subject to ongoing review to determine whether they remain impaired. The carrying amounts of loans that have been classified as renegotiated retain this classification until maturity or derecognition.
A loan that is renegotiated is derecognised if the existing agreement is cancelled and a new agreement made on substantially different terms or if the terms of an existing agreement are modified such that the renegotiated loan is substantially a different financial instrument. Any new loans that arise following derecognition events will continue to be disclosed as renegotiated loans and are assessed for impairment as above.
Critical accounting estimates and judgements

Loan impairment allowances represent management’s best estimate of losses incurred in the loan portfolios at the balance sheet date. Management is required to exercise judgement in making assumptions and estimates when calculating loan impairment allowances on both individually and collectively assessed loans and advances.
Collective impairment allowances are subject to estimation uncertainty, in part because it is not practicable to identify losses on an individual loan basis due to the large number of individually insignificant loans in the portfolio. The estimation methods include the use of statistical analyses of historical information, supplemented with significant management judgement, to assess whether current economic and credit conditions are such that the actual level of incurred losses is likely to be greater or less than historical experience. Where changes in economic, regulatory or behavioural conditions result in the most recent trends in portfolio risk factors being not fully reflected in the statistical models, risk factors are taken into account by adjusting the impairment allowances derived solely from historical loss experience.
Risk factors include loan portfolio growth, product mix, unemployment rates, bankruptcy trends, geographical concentrations, loan product features, economic conditions such as national and local trends in housing markets, the level of interest rates, portfolio seasoning, account management policies and practices, changes in laws and regulations, and other influences on customer payment patterns. Different factors are applied in different regions and countries to reflect local economic conditions, laws and regulations. The methodology and the assumptions used in calculating impairment losses are reviewed regularly in the light of differences between loss estimates and actual loss experience. For example, roll rates, loss rates and the expected timing of future recoveries are regularly benchmarked against actual outcomes to ensure they remain appropriate.
For individually assessed loans, judgement is required in determining whether there is objective evidence that a loss event has occurred and, if so, the measurement of the impairment allowance. In determining whether there is objective evidence that a loss event has occurred, judgement is exercised in evaluating all relevant information on indicators of impairment, including the consideration of whether payments are contractually past due and the consideration of other factors indicating deterioration in the financial condition and outlook of borrowers, affecting their ability to pay.
A higher level of judgement is required for loans to borrowers showing signs of financial difficulty in market sectors experiencing economic stress, particularly where the likelihood of repayment is affected by the prospects for refinancing or the sale of a specified asset. For those loans where objective evidence of impairment exists, management determines the size of the allowance required based on a range of factors such as the realisable value of security, the likely dividend available on liquidation or bankruptcy, the viability of the customer’s business model and the capacity to trade successfully out of financial difficulties and generate sufficient cash flow to service debt obligations.
HSBC might provide loan forbearance to borrowers experiencing financial difficulties by agreeing to modify the contractual payment terms of loans in order to improve the management of customer relationships, maximise collection opportunities or avoid default or repossession. Where forbearance activities are significant, higher levels of judgement and estimation uncertainty are involved in determining their effects on loan impairment allowances. Judgements are involved in differentiating the credit risk characteristics of forbearance cases, including those which return to performing status following renegotiation. Where collectively assessed loan portfolios include significant levels of loan forbearance, portfolios are segmented to reflect the different credit risk characteristics of forbearance cases, and estimates are made of the incurred losses inherent within each forbearance portfolio segment.
The exercise of judgement requires the use of assumptions which are highly subjective and very sensitive to the risk factors, in particular to changes in economic and credit conditions across a large number of geographical areas. Many of the factors have a high degree of interdependency and there is no single factor to which our loan impairment allowances as a whole are sensitive.

Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repurchase or repurchase agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repurchase or repurchase agreements.

(e)	Financial instruments measured at fair value
Available-for-sale financial assets
Available-for-sale financial assets are recognised on the trade date when HSBC enters into contractual arrangements to purchase them, and are normally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value, and changes therein are recognised in other comprehensive income until the assets are either sold or become impaired. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial investments’.
Impairment of available-for-sale financial assets
Available-for-sale financial assets are assessed at each balance sheet date for objective evidence of impairment. Impairment losses are recognised in the income statement within ‘Loan impairment charges and other credit risk provisions’ for debt instruments and within ‘Gains less losses from financial investments’ for equities.
Available-for-sale debt securities
In assessing objective evidence of impairment at the reporting date, HSBC considers all available evidence, including observable data or information about events specifically relating to the securities which may result in a shortfall in the recovery of future cash flows. A subsequent decline in the fair value of the instrument is recognised in the income statement when there is objective evidence of impairment as a result of decreases in the estimated future cash flows. Where there is no further objective evidence of impairment, the decline in the fair value of the financial asset is recognised in other comprehensive income. If the fair value of a debt security increases in a subsequent period, and the increase can be objectively related to an event occurring after the impairment loss was recognised in the income statement, or the instrument is no longer impaired, the impairment loss is reversed through the income statement.
Available-for-sale equity securities
A significant or prolonged decline in the fair value of the equity below its cost is objective evidence of impairment. In assessing whether it is significant, the decline in fair value is evaluated against the original cost of the asset at initial recognition. In assessing whether it is prolonged, the decline is evaluated against the continuous period in which the fair value of the asset has been below its original cost at initial recognition.
All subsequent increases in the fair value of the instrument are treated as a revaluation and are recognised in other comprehensive income. Subsequent decreases in the fair value of the available-for-sale equity security are recognised in the income statement to the extent that further cumulative impairment losses have been incurred. Impairment losses recognised on the equity security are not reversed through the income statement.
Financial instruments designated at fair value
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below, and are so designated irrevocably at inception:

•	the use of the designation removes or significantly reduces an accounting mismatch;

•	when a group of financial assets, liabilities or both is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; and

•	where financial instruments contain one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished. Subsequent changes in fair values are recognised in the income statement in ‘Net income/(expense) from financial instruments designated at fair value’.
Under this criterion, the main classes of financial instruments designated by HSBC are:
Long-term debt issues
The interest and/or foreign exchange exposure on certain fixed rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.
Financial assets and financial liabilities under unit-linked and non-linked investment contracts
A contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. See Note 1.2(f) for investment contracts with DPF and contracts where HSBC accepts significant insurance risk. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries and the corresponding financial assets are designated at fair value. Liabilities are at least equivalent to the surrender or transfer value which is calculated by reference to the value of the relevant underlying funds or indices. Premiums receivable and amounts withdrawn are accounted for as increases or decreases in the liability recorded in respect of investment contracts. The incremental costs directly related to the acquisition of new investment contracts or renewing existing investment contracts are deferred and amortised over the period during which the investment management services are provided.
Derivatives
Derivatives are financial instruments that derive their value from the price of underlying items such as equities, interest rates or other indices. Derivatives are recognised initially and are subsequently measured at fair value, with changes in fair value generally recorded in the income statement. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative; this includes embedded derivatives which are bifurcated from the host contract when they meet the definition of a derivative on a stand-alone basis and are required by IFRSs to be accounted for separately from the host contract.
Gains and losses from changes in the fair value of derivatives that do not qualify for hedge accounting are reported in ‘Net trading income’. Gains and losses on derivatives managed in conjunction with financial instruments designated at fair value are reported in ‘Net income from financial instruments designated at fair value’ together with the gains and losses on the economically hedged items. Where the derivatives are managed with debt securities issued by HSBC that are designated at fair value, the contractual interest is shown in ‘Interest expense’ together with the interest payable on the issued debt.
Hedge accounting
When derivatives are not part of fair value designated relationships, if held for risk management purposes they are designated in hedge accounting relationships where the required criteria for documentation and hedge effectiveness are met. HSBC uses these derivatives or, where allowed, other non-derivative hedging instruments in fair value hedges, cash flow hedges or hedges of net investments in foreign operations as appropriate to the risk being hedged.
Fair value hedge
Fair value hedge accounting does not change the recording of gains and losses on derivatives and other hedging instruments, but results in recognising changes in the fair value of the hedged assets or liabilities attributable to the hedged risk that would not otherwise be recognised in the income statement. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued; the cumulative adjustment to the carrying amount of the hedged item is amortised to the income statement on a recalculated effective interest rate, unless the hedged item has been derecognised, in which case it is recognised in the income statement immediately.
Cash flow hedge
The effective portion of gains and losses on hedging instruments is recognised in other comprehensive income; the ineffective portion of the change in fair value of derivative hedging instruments that are part of a cash flow hedge relationship is recognised immediately in the income statement within ‘Net trading income’. The accumulated gains and losses recognised in other comprehensive income are reclassified to the income statement in the same periods in which the hedged item affects profit or loss. In hedges of forecast transactions that result in recognition of a non-financial asset or liability, previous gains and losses recognised in other comprehensive income are included in the initial measurement of the asset or liability. When a hedge relationship is discontinued, or partially discontinued, any cumulative gain or loss recognised in other comprehensive income remains in equity until the forecast transaction is recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously recognised in other comprehensive income is immediately reclassified to the income statement.
Net investment hedge
Hedges of net investments in foreign operations are accounted for in a similar way to cash flow hedges. The effective portion of gains and losses on the hedging instrument is recognised in other comprehensive income; other gains and losses are recognised immediately in the income statement. Gains and losses previously recognised in other comprehensive income are reclassified to the income statement on the disposal, or part disposal, of the foreign operation.
Derivatives that do not qualify for hedge accounting
Non-qualifying hedges are derivatives entered into as economic hedges of assets and liabilities for which hedge accounting was not applied.

(f)	Insurance contracts
A contract is classified as an insurance contract where HSBC accepts significant insurance risk from another party by agreeing to compensate that party on the occurrence of a specified uncertain future event. An insurance contract may also transfer financial risk, but is accounted for as an insurance contract if the insurance risk is significant. In addition, HSBC issues investment contracts with DPF which are also accounted for as insurance contracts as required by IFRS 4 ‘Insurance Contracts’.
Net insurance premium income
Premiums for life insurance contracts are accounted for when receivable, except in unit-linked insurance contracts where premiums are accounted for when liabilities are established.
Reinsurance premiums are accounted for in the same accounting period as the premiums for the direct insurance contracts to which they relate.
Net insurance claims and benefits paid and movements in liabilities to policyholders
Gross insurance claims for life insurance contracts reflect the total cost of claims arising during the year, including claim handling costs and any policyholder bonuses allocated in anticipation of a bonus declaration.
Maturity claims are recognised when due for payment. Surrenders are recognised when paid or at an earlier date on which, following notification, the policy ceases to be included within the calculation of the related insurance liabilities. Death claims are recognised when notified.
Reinsurance recoveries are accounted for in the same period as the related claim.
Liabilities under insurance contracts
Liabilities under non-linked life insurance contracts are calculated by each life insurance operation based on local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, which is calculated by reference to the value of the relevant underlying funds or indices.
Future profit participation on insurance contracts with DPF
Where contracts provide discretionary profit participation benefits to policyholders, liabilities for these contracts include provisions for the future discretionary benefits to policyholders. These provisions reflect the actual performance of the investment portfolio to date and management’s expectation of the future performance of the assets backing the contracts, as well as other experience factors such as mortality, lapses and operational efficiency, where appropriate. The benefits to policyholders may be determined by the contractual terms, regulation, or past distribution policy.
Investment contracts with DPF
While investment contracts with DPF are financial instruments, they continue to be treated as insurance contracts as required by IFRS 4. The Group therefore recognises the premiums for these contracts as revenue and recognises as an expense the resulting increase in the carrying amount of the liability.
In the case of net unrealised investment gains on these contracts, whose discretionary benefits principally reflect the actual performance of the investment portfolio, the corresponding increase in the liabilities is recognised in either the income statement or other comprehensive income, following the treatment of the unrealised gains on the relevant assets. In the case of net unrealised losses, a deferred participating asset is recognised only to the extent that its recoverability is highly probable. Movements in the liabilities arising from realised gains and losses on relevant assets are recognised in the income statement.
Present value of in-force long-term insurance business
HSBC recognises the value placed on insurance contracts and investment contracts with DPF, which are classified as long-term and in-force at the balance sheet date, as an asset. The asset represents the present value of the equity holders’ interest in the issuing insurance companies’ profits expected to emerge from these contracts written at the balance sheet date. The present value of in-force business (‘PVIF’) is determined by discounting those expected future profits using appropriate assumptions in assessing factors such as future mortality, lapse rates and levels of expenses, and a risk discount rate that reflects the risk premium attributable to the respective contracts. The PVIF incorporates allowances for both non-market risk and the value of financial options and guarantees. The PVIF asset is presented gross of attributable tax in the balance sheet and movements in the PVIF asset are included in ‘Other operating income’ on a gross of tax basis.

(g)	Employee compensation and benefits
Share-based payments
HSBC enters into both equity-settled and cash-settled share-based payment arrangements with its employees as compensation for services provided by employees.
The vesting period for these schemes may commence before the grant date if the employees have started to render services in respect of the award before the grant date. Expenses are recognised when the employee starts to render service to which the award relates.
Cancellations result from the failure to meet a non-vesting condition during the vesting period, and are treated as an acceleration of vesting recognised immediately in the income statement. Failure to meet a vesting condition by the employee is not treated as a cancellation, and the amount of expense recognised for the award is adjusted to reflect the number of awards expected to vest.
Post-employment benefit plans
HSBC operates a number of pension schemes including defined benefit and defined contribution, and post-employment benefit schemes.
Payments to defined contribution schemes are charged as an expense as the employees render service.
Defined benefit pension obligations are calculated using the projected unit credit method. The net charge to the income statement mainly comprises the service cost and the net interest on the net defined benefit asset or liability, and is presented in operating expenses.
Remeasurements of the net defined benefit asset or liability, which comprise actuarial gains and losses, return on plan assets excluding interest and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income. The net defined benefit asset or liability represents the present value of defined benefit obligations reduced by the fair value of plan assets, after applying the asset ceiling test, where the net defined benefit surplus is limited to the present value of available refunds and reductions in future contributions to the plan.
The cost of obligations arising from other post-employment plans are accounted for on the same basis as defined benefit pension plans.

(h)	Tax
Income tax comprises current tax and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case the tax is recognised in the same statement as the related item appears.
Current tax is the tax expected to be payable on the taxable profit for the year and on any adjustment to tax payable in respect of previous years. HSBC provides for potential current tax liabilities that may arise on the basis of the amounts expected to be paid to the tax authorities. Payments associated with any incremental Base Erosion and Anti-Abuse Tax are reflected in tax expense in the period incurred.
Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the balance sheet, and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax is calculated using the tax rates expected to apply in the periods in which the assets will be realised or the liabilities settled.
Current and deferred tax are calculated based on tax rates and laws enacted, or substantively enacted, by the balance sheet date.
Critical accounting estimates and judgements

The recognition of a deferred tax asset relies on an assessment of the probability and sufficiency of future taxable profits, future reversals of existing taxable temporary differences and ongoing tax planning strategies. In the absence of a history of taxable profits, the most significant judgements relate to expected future profitability and to the applicability of tax planning strategies, including corporate reorganisations.

(i)	Provisions, contingent liabilities and guarantees
Provisions
Provisions are recognised when it is probable that an outflow of economic benefits will be required to settle a present legal or constructive obligation that has arisen as a result of past events and for which a reliable estimate can be made.
Critical accounting estimates and judgements

Judgement is involved in determining whether a present obligation exists and in estimating the probability, timing and amount of any outflows. Professional expert advice is taken on the assessment of litigation, property (including onerous contracts) and similar obligations. Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous judgements and estimates as appropriate. At more advanced stages, it is typically easier to make judgements and estimates around a better defined set of possible outcomes. However, the amount provisioned can remain very sensitive to the assumptions used. There could be a wide range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result, it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved. Provisions for customer remediation also require significant levels of estimation and judgement. The amounts of provisions recognised depend on a number of different assumptions, such as the volume of inbound complaints, the projected period of inbound complaint volumes, the decay rate of complaint volumes, the population identified as systemically mis-sold and the number of policies per customer complaint.

Contingent liabilities, contractual commitments and guarantees
Contingent liabilities
Contingent liabilities, which include certain guarantees and letters of credit pledged as collateral security, and contingent liabilities related to legal proceedings or regulatory matters, are not recognised in the financial statements but are disclosed unless the probability of settlement is remote.
Financial guarantee contracts
Liabilities under financial guarantee contracts which are not classified as insurance contracts are recorded initially at their fair value, which is generally the fee received or present value of the fee receivable.
HSBC Holdings has issued financial guarantees and similar contracts to other Group entities. HSBC elects to account for certain guarantees as insurance contracts in HSBC Holdings’ financial statements, in which case they are measured and recognised as insurance liabilities. This election is made on a contract-by-contract basis, and is irrevocable.